6. MINERAL PROPERTY INTERESTS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Exploration costs	$ 6,102,992	$ 8,234,354	$ 17,679,174
USMember
Exploration costs	3,940,264	5,857,999	14,088,428
MongoliaMember
Exploration costs	1,355,493	1,964,883	3,255,588
OtherCountryMember
Exploration costs	$ 807,235	$ 411,472	$ 335,158